Schedule of detailed information about right-of-use assets (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 HKD ($)	Dec. 15, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Right of use assets, impairment, beginning balance		$ 5,013,080
Right of use assets, provision	$ 527,031	4,102,040	$ 5,013,080
Right of use assets, impairment, ending balance		4,102,040	5,013,080
Net carrying amount	$ 6,044,280		61,554,718		$ 47,044,447	$ 14,650,933
Leased Properties [Member]
IfrsStatementLineItems [Line Items]
Right of use assets, cost, beginning balance		222,997,850	195,013,742
Right of use assets, cost, additions		29,572,601	26,786,998
Right of use assets, cost, modification		(1,012,044)	16,222,827
Right of use assets, cost, written-off		(53,686,786)	(15,023,753)
Right of use assets, cost, exchange adjustments			(1,964)
Right of use assets, cost, ending balance		197,871,621	222,997,850	195,013,742
Right of use assets, accumulated amortization, beginning balance		156,430,052	126,893,389
Accumulated depreciation and impairment loss,charge for the year		38,968,788	44,562,079
Accumulated depreciation and impairment loss,written-off		(53,686,786)	(15,023,753)
Accumulated depreciation and impairment loss,exchange adjustments			(1,663)
Right of use assets, accumulated amortization, ending balance		141,712,054	156,430,052	126,893,389
Right of use assets, impairment, beginning balance		5,013,080	(0)
Right of use assets, provision		4,102,040	5,013,080
Right of use assets, impairment, ending balance		$ 9,115,120	$ 5,013,080	$ (0)